Interest and Finance Costs (Details) (USD $)	9 Months Ended
Mar. 31, 2014
Interest and Finance Costs
Interest and finance costs	$ 1,579,206
Interest incurred	1,666,159
Amortization of financing costs	800,806
Other finance costs	84,250
Capitalized interest	$ 972,010